UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-21475

                                                     RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                                                         Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kathleen A. Gorman

50 South Sixth Street, Suite 2350

                                         Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612)-376-7128

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund

June 30, 2018 (Unaudited)

Shares		Value
Common Stocks — 95.20%
Argentina — 0.73%
143,300	Grupo Financiero Galicia SA, ADR	$4,726,034

Bangladesh — 0.74%
5,600,184	BRAC Bank Ltd.*	4,765,006

Brazil — 4.46%
1,912,940	Banco do Brasil SA	14,041,964
877,720	Natura Cosmeticos SA	6,864,141
443,766	Raia Drogasil SA	7,500,771
63,720	TOTVS SA	440,939

		28,847,815

Chile — 3.17%
1,580,342	Antofagasta Plc	20,532,109

China — 14.75%
75,850	Alibaba Group Holding Ltd., ADR*	14,072,451
50,090	Baidu, Inc., ADR*	12,171,870
2,582,600	China Merchants Port Holdings Co. Ltd.	5,230,499
1,661,000	China Mobile Ltd.	14,737,965
1,792,000	China Resources Land Ltd.	6,019,428
7,957,500	Dali Foods Group Co. Ltd.(a)	6,122,171
811,683	Fuyao Glass Industry Group Co. Ltd., Series A	3,141,051
2,781,200	Fuyao Glass Industry Group Co. Ltd., Series H(a)	9,397,868
1,102,171	Midea Group Co. Ltd., Class A	8,658,019
1,425,000	Ping An Insurance Group Co. of China Ltd., Series H	13,049,685
1,302,688	Weifu High-Technology Group Co. Ltd., Series B	2,831,786

		95,432,793

Hong Kong — 4.47%
3,320,200	AIA Group Ltd.	28,923,628

India — 12.70%
400,173	Dr. Reddy’s Laboratories Ltd., ADR	12,885,571
129,188	Hero MotoCorp Ltd.	6,550,469
1,128,190	Housing Development Finance Corp. Ltd.	31,436,543
1,159,099	Tata Consultancy Services Ltd.	31,261,107

		82,133,690

Indonesia — 3.16%
7,594,300	Bank Central Asia Tbk PT	11,341,558
107,406,700	Kalbe Farma Tbk PT	9,135,727

		20,477,285

Japan — 1.04%
94,100	SoftBank Group Corp.	6,719,507

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value
Korea — 6.67%
28,865	Amorepacific Corp.	$8,355,675
515,012	Hanon Systems	4,898,929
23,944	NCSoft Corp.	7,968,206
24,495	Samsung Fire & Marine Insurance Co. Ltd.	5,803,860
416,713	Shinhan Financial Group Co. Ltd.	16,134,356

		43,161,026

Luxembourg — 1.06%
197,172	Ternium SA, ADR	6,865,529

Malaysia — 0.97%
1,083,900	Public Bank Berhad	6,270,268

Mexico — 1.50%
74,744	Fomento Economico Mexicano SAB de CV, ADR	6,561,776
1,865,420	Kimberly-Clark de Mexico SAB de CV, Series A	3,153,140

		9,714,916

Nigeria — 0.83%
47,732,285	Guaranty Trust Bank Plc	5,350,811

Peru — 2.72%
78,060	Credicorp Ltd.	17,572,867

Philippines — 2.55%
1,006,020	SM Investments Corp.	16,503,730

South Africa — 13.58%
689,159	Clicks Group Ltd.	9,840,097
3,365,140	FirstRand Ltd.	15,632,429
513,791	Mondi Ltd.	13,916,826
164,781	Naspers Ltd., N Shares	41,548,513
432,572	Shoprite Holdings Ltd.	6,933,575

		87,871,440

Taiwan — 11.59%
10,399,000	E.Sun Financial Holding Co. Ltd.	7,240,489
1,133,000	Giant Manufacturing Co. Ltd.	4,786,449
861,000	MediaTek, Inc.	8,451,655
4,446,530	Standard Foods Corp.	8,993,725
4,354,000	Taiwan Semiconductor Manufacturing Co. Ltd.	30,918,099
5,764,468	Uni-President Enterprises Corp.	14,611,911

		75,002,328

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value
Thailand — 2.13%
4,919,900	Delta Electronics Public Co. Ltd. - FOR	$8,684,648
872,200	Kasikornbank Public Co. Ltd.	5,103,035

		13,787,683

Turkey — 1.41%
8,959,475	Enka Insaat ve Sanayi AS	9,102,172

United Kingdom — 3.61%
423,089	Unilever Plc	23,371,605

United States — 1.36%
2,499,200	Samsonite International SA(a)	8,809,962

Total Common Stocks		615,942,204

(Cost $611,457,348)

Preferred Stocks — 0.39%
Korea — 0.39%
15,394	Samsung Fire & Marine Insurance Co. Ltd.	2,519,793

Total Preferred Stocks		2,519,793

(Cost $2,473,389)

Investment Company — 5.19%
33,561,605	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Shares	33,561,605

Total Investment Company		33,561,605

(Cost $33,561,605)

Total Investments		$652,023,602
(Cost $647,492,342) — 100.78%

Liabilities in excess of other assets — (0.78)%		(5,063,110)

NET ASSETS — 100.00%		$646,960,492

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

June 30, 2018 (Unaudited)

Portfolio Diversification (Unaudited)

Percentage
Industries	of Net Assets
Financials	29.35%
Information Technology	16.27%
Consumer Staples	14.80%
Consumer Discretionary	14.01%
Materials	6.39%
Industrials	6.11%
Health Care	3.40%
Telecommunication Services	3.32%
Unknown SOI_GICs Sector	1.01%
Real Estate	0.93%
Other	4.41%

100.00%

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund

June 30, 2018 (Unaudited)

Shares		Value

Common Stocks — 95.17%
Bangladesh — 1.66%
63,831	Delta Brac Housing Finance Corp Ltd.	$99,867

Brazil — 6.94%
54,900	Duratex SA	123,094
18,700	Mahle-Metal Leve SA	123,469
9,500	Natura Cosmeticos SA	74,294
9,200	Wilson Sons Ltd., BDR	96,136

		416,993

Chile — 4.51%
91,172	Inversiones Aguas Metropolitanas SA	139,243
36,323	Parque Arauco SA	102,176
20,074	SONDA SA	29,801

		271,220

China — 8.80%
304,000	China Bluechemical Ltd., Class H	111,618
166,000	Goodbaby International Holdings Ltd.	100,386
139,000	Greatview Aseptic Packaging Co. Ltd.	82,785
92,800	Luthai Textile Co. Ltd., B Shares	106,393
40,000	Vitasoy International Holdings Ltd.	127,808

		528,990

Egypt — 1.18%
15,366	Integrated Diagnostics Holdings Plc(a)	70,684

Hong Kong — 0.97%
136,000	Public Financial Holdings Ltd.	58,061

India — 20.67%
4,670	Bajaj Holdings & Investment Ltd.	196,346
26,422	Cyient Ltd.	295,516
24,494	Godrej Industries Ltd.	222,796
37,327	Marico Ltd.	180,738
2,683	Sundaram Finance Holdings Ltd.	4,673
6,207	Sundaram Finance Ltd.	144,908
17,041	TI Financial Holdings Ltd.	152,811
13,215	Tube Investments of India Ltd.	44,573

		1,242,361

Indonesia — 2.30%
341,000	Acset Indonusa Tbk PT	56,794
890,000	Selamat Sempurna Tbk PT	81,274

		138,068

Korea — 7.59%
12,945	DGB Financial Group, Inc.	119,056

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value

1,693	Koh Young Technology, Inc.	$154,774
1,155	Leeno Industrial, Inc.	65,207
8,273	Macquarie Korea Infrastructure Fund	66,527
74	Medy-Tox, Inc.	50,875

		456,439

Malaysia — 2.21%
105,700	Bermaz Auto Berhad	57,546
17,760	LPI Capital Berhad	75,108

		132,654

Mexico — 3.49%
80,200	Corp. Inmobiliaria Vesta SAB de CV	104,994
50,200	Grupo Herdez SAB de CV	104,493

		209,487

Nigeria — 0.94%
502,388	Guaranty Trust Bank Plc	56,318

Pakistan — 1.41%
21,000	Packages Ltd.	84,636

Philippines — 5.17%
446,250	Century Pacific Food, Inc.	133,659
296,894	Integrated Micro-Electronics, Inc.	77,804
26,520	Security Bank Corp.	99,177

		310,640

South Africa — 5.45%
33,477	AVI Ltd.	264,421
4,423	Clicks Group Ltd.	63,153

		327,574

Sri Lanka — 2.07%
87,454	Hatton National Bank Plc	124,277

Taiwan — 10.98%
27,000	Chroma ATE, Inc.	144,965
16,000	Giant Manufacturing Co. Ltd.	67,593
19,800	Pacific Hospital Supply Co. Ltd.	46,367
4,845	Poya International Co. Ltd.	52,151
65,247	Standard Foods Corp.	131,971
5,300	Voltronic Power Technology Corp.	90,498
53,027	Wistron NeWeb Corp.	126,257

		659,802

Thailand — 6.53%
35,200	Aeon Thana Sinsap Thailand Public Co. Ltd., NVDR	177,866

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value

78,300	Delta Electronics Public Co. Ltd. - FOR	$138,216
226,700	MC Group Public Co. Ltd. - FOR	76,625

		392,707

United States — 2.30%
39,200	Samsonite International SA(a)	138,184

Total Common Stocks		5,718,962

(Cost $5,250,761)

Equity Linked Security — 2.08%
Luxembourg — 2.08%
116,323	Aramex PJSC	125,047

Total Equity Linked Security		125,047

(Cost $115,364)

Preferred Stocks — 1.98%
Korea — 1.98%
857	Amorepacific Corp.	119,067

Philippines — 0.00%
58,000	Security Bank Corp.(b),(c)	109

Total Preferred Stocks		119,176

(Cost $65,361)

Investment Company — 0.70%
41,999	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Shares	41,999

Total Investment Company		41,999

(Cost $41,999)

Total Investments		$6,005,184
(Cost $5,473,485) — 99.93%

Other assets in excess of liabilities — 0.07%		4,160

NET ASSETS — 100.00%		$6,009,344

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

June 30, 2018 (Unaudited)

Abbreviations used are defined below:

BDR - Brazilian Depositary Receipt

FOR - Foreign Ownership Receipt

NVDR - Non-Voting Depository Receipt

Portfolio Diversification (Unaudited)

Percentage
Industries	of Net Assets
Financials	24.96%
Consumer Staples	19.96%
Information Technology	14.88%
Consumer Discretionary	14.12%
Materials	10.40%
Industrials	6.35%
Real Estate	3.45%
Health Care	2.79%
Utilities	2.32%
Other*	0.77%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund

June 30, 2018 (Unaudited)

Shares		Value

Common Stocks — 85.60%
Argentina — 0.65%
500	Banco Macro SA, ADR	$29,395

Bangladesh — 0.81%
91,554	City Bank Ltd. (The)	36,770

Brazil — 2.88%
5,200	Banco do Brasil SA	38,171
3,991	Camil Alimentos SA	6,796
1,900	Suzano Papel e Celulose SA	21,923
5,000	Vale SA, ADR	64,100

		130,990

China — 28.29%
1,200	Alibaba Group Holding Ltd., ADR*	222,636
5,700	ANHUI JINHE INDUSTRIAL Co. Ltd., Class A	17,396
112,000	China Communications Services Corp. Ltd., Class H	70,775
188,000	China Construction Bank Corp., Class H	172,028
72,000	China Petroleum & Chemical Corp., Class H	64,448
36,000	China Resources Power Holdings Co. Ltd.	63,267
48,000	CNOOC Ltd.	82,250
20,000	Hua Hong Semiconductor Ltd.(a)	68,358
233,000	Industrial & Commercial Bank of China Ltd., Class H*	173,781
300	Kweichow Moutai Co. Ltd., Class A	33,025
5,100	Midea Group Co. Ltd., Class A	40,063
19,000	Nexteer Automotive Group Ltd.	27,947
11,500	Ping An Insurance Group Co. of China Ltd., Series H	105,313
28,500	Shimao Property Holdings Ltd.	74,305
62,000	SITC International Holdings Co. Ltd.	69,071

		1,284,663

Egypt — 0.82%
7,515	Commercial International Bank Egypt SAE, GDR	37,115

Hong Kong — 2.30%
12,500	Kingboard Chemical Holdings Ltd.	45,526
41,000	Lee & Man Paper Manufacturing Ltd.	41,364
64,000	Pacific Basin Shipping Ltd.*	17,493

		104,383

Hungary — 1.73%
4,389	MOL Hungarian Oil & Gas Plc	42,233
1,006	OTP Bank Plc	36,322

		78,555

Indonesia — 2.58%
67,900	Bank Negara Indonesia Persero Tbk PT	33,363

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value

171,200	Bank Tabungan Negara Persero Tbk PT	$29,218
133,000	Bukit Asam Tbk PT	36,735
13,688	Indah Kiat Pulp & Paper Corp. Tbk PT	17,750

		117,066

Korea — 15.37%
235	Com2uSCorp	35,433
735	Dentium Co. Ltd.	58,796
166	E-MART, Inc.	37,882
878	GS Retail Co. Ltd.	34,647
1,581	Hana Financial Group, Inc.	60,711
607	ING Life Insurance Korea Ltd.(a)	22,788
185	LG Chem Ltd.	55,372
177	POSCO	52,226
5,600	Samsung Electronics Co. Ltd.	234,582
179	SK Holdings Co. Ltd.	41,563
835	SK Hynix, Inc.	64,094

		698,094

Luxembourg — 0.92%
1,200	Ternium SA, ADR	41,784

Mexico — 1.39%
46,300	PLA Administradora Industrial S de RL de CV, REIT	63,178

Nigeria — 0.74%
298,762	Guaranty Trust Bank Plc	33,491

Pakistan — 0.86%
28,600	Habib Bank Ltd.	39,185

Philippines — 0.54%
213,100	Vista Land & Lifescapes, Inc.	24,468

Poland — 0.49%
1,266	Alior Bank SA*	22,419

Russia — 6.44%
461,000	Inter RAO UES PJSC	30,215
983	LUKOIL PJSC, ADR	66,944
2,911	PhosAgro PJSC, GDR	37,216
5,319	Sberbank of Russia PJSC, ADR	76,086
287,000	Sistema PJSFC	40,459
1,571	X5 Retail Group NV, GDR	41,491

		292,411

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value

Saudi Arabia — 0.60%
3,150	SAMBA FINANCIAL GROUP	$27,296

South Africa — 5.51%
10,163	Lewis Group Ltd.	23,094
646	Naspers Ltd., N Shares	162,885
4,592	Standard Bank Group Ltd.	64,114

		250,093

Taiwan — 9.96%
14,000	Accton Technology Corp.	40,369
14,500	ASE Technology Holding Co. Ltd.	34,052
20,000	Chipbond Technology Corp.	41,382
17,000	Hon Hai Precision Industry Co. Ltd.	46,326
34,000	Macronix International*	48,215
14,000	Primax Electronics Ltd.	28,333
12,000	Sercomm Corp.	27,860
18,000	Taiwan Semiconductor Manufacturing Co. Ltd.	127,819
9,000	Tripod Technology Corp.	24,716
14,000	Wistron NeWeb Corp.	33,334

		452,406

Thailand — 0.94%
84,700	Krung Thai Bank Public Co. Ltd., FOR	42,666

Turkey — 1.78%
7,615	TAV Havalimanlari Holding AS	37,271
23,783	Trakya Cam Sanayii AS	21,514
948	Tupras Turkiye Petrol Rafinerileri AS	22,347

		81,132

Total Common Stocks		3,887,560

(Cost $4,238,280)

Exchange Traded Funds — 8.14%
United States — 8.14%
11,100	iShares MSCI India	369,519

Total Exchange Traded Funds		369,519

(Cost $392,439)

Preferred Stocks — 4.32%
Brazil — 2.95%
6,600	Banco do Estado do Rio Grande do Sul SA, Class B	25,067
6,000	Centrais Eletricas Brasileiras SA, Class B*	21,240
20,700	Cia Energetica de Minas Gerais	38,561
11,100	Petroleo Brasileiro SA	49,174

		134,042

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value

Colombia — 1.37%
4,974	Banco Davivienda SA	$61,941

Total Preferred Stocks		195,983

(Cost $261,996)

Rights/Warrants — 0.61%
Vietnam — 0.61%
16,594	Hoa Phat Group JSC, Warrants, Expire 11/20/20*	27,755

Total Rights/Warrants		27,755

(Cost $31,905)

Investment Company — 0.10%
4,780	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Shares	4,780

Total Investment Company		4,780

(Cost $4,780)

Total Investments		$4,485,597
(Cost $4,929,400) — 98.77%

Other assets in excess of liabilities — 1.23%		55,803

NET ASSETS — 100.00%		$4,541,400

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Receipt

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

June 30, 2018 (Unaudited)

Portfolio Diversification (Unaudited)

Percentage
Industries	of Net Assets
Financials	25.10%
Information Technology	24.73%
Energy	8.02%
Materials	7.69%
Consumer Discretionary	5.59%
Industrials	4.12%
Real Estate	3.57%
Consumer Staples	3.39%
Utilities	3.37%
Telecommunication Services	2.45%
Health Care	1.29%
Unknown SOI_GICs Sector	0.60%
Other*	10.08%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, warrants, and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund

June 30, 2018 (Unaudited)

Shares		Value

Common Stocks — 99.23%
Belgium — 3.15%
3,718	Anheuser-Busch InBev NV	$375,017

Germany — 2.35%
8,605	Deutsche Post AG	279,580

Hong Kong — 2.57%
35,198	AIA Group Ltd.	306,624

India — 4.59%
5,200	HDFC Bank Ltd., ADR	546,104

Ireland — 2.01%
2,190	Paddy Power Betfair Plc	239,331

Japan — 4.96%
8,498	MISUMI Group, Inc.	247,248
2,299	Nidec Corp.	343,906

		591,154

South Africa — 2.50%
1,180	Naspers Ltd., N Shares	297,530

Switzerland — 4.28%
2,297	Roche Holding AG	509,608

Taiwan — 2.76%
9,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	329,040

United Kingdom — 11.97%
3,896	Croda International Plc	246,138
5,350	InterContinental Hotels Group Plc	332,583
4,139	Rio Tinto Plc	228,135
12,800	St. James’s Place Plc	193,128
7,623	Unilever NV	424,731

		1,424,715

United States — 58.09%
378	Alphabet, Inc., Class A*	426,834
230	Amazon.com, Inc.*	390,954
11,100	Blackstone Group LP (The), MLP	357,087
2,500	Citigroup, Inc.	167,300
4,200	Danaher Corp.	414,456
5,100	EOG Resources, Inc.	634,593
3,612	Estee Lauder Cos, Inc. (The), Class A	515,396

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value

5,300	First Republic Bank	$512,987
6,850	Fortive Corp.	528,204
3,031	Gartner, Inc.*	402,820
2,100	Incyte Corp.*	140,700
1,100	MarketAxess Holdings, Inc.	217,646
3,800	Microsoft Corp.	374,718
1,200	Mohawk Industries, Inc.*	257,124
1,400	SVB Financial Group*	404,264
5,600	TJX Cos, Inc. (The)	533,008
2,600	UnitedHealth Group, Inc.	637,884

		6,915,975

Total Common Stocks		11,814,678

(Cost $9,616,745)

Investment Company — 0.62%
73,603	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Shares	73,603

Total Investment Company		73,603

(Cost $73,603)

Total Investments		$11,888,281
(Cost $9,690,348) — 99.85%

Other assets in excess of liabilities — 0.15%		17,938

NET ASSETS — 100.00%		$11,906,219

*	Non-income producing security.

Abbreviations used are defined below:

ADR - American Depositary Receipt

MLP - Master Limited Partnership

Portfolio Diversification (Unaudited)

Percentage
Industries	of Net Assets
Financials	22.72%
Consumer Discretionary	17.22%
Health Care	14.30%
Information Technology	12.88%
Industrials	11.75%
Consumer Staples	11.05%
Energy	5.33%
Materials	3.98%
Other	0.77%

100.00%

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund

June 30, 2018 (Unaudited)

Shares		Value

Common Stocks — 97.64%
Australia — 3.61%
356,661	Oil Search Ltd.	$2,343,246

Belgium — 5.51%
35,421	Anheuser-Busch InBev NV	3,572,743

Canada — 3.06%
103,900	Encana Corp.	1,356,987
42,700	First Quantum Minerals Ltd.	629,140

		1,986,127

China — 1.48%
3,800	NetEase, Inc., ADR	960,146

Denmark — 3.81%
23,826	Novo Nordisk A/S, Class B	1,100,536
22,735	Orsted A/S(a)	1,373,675

		2,474,211

France — 4.06%
21,726	Safran SA	2,631,128

Germany — 5.52%
80,197	Deutsche Post AG	2,605,633
4,094	Linde AG	972,649

		3,578,282

Hong Kong — 4.32%
321,600	AIA Group Ltd.	2,801,590

India — 4.81%
29,683	HDFC Bank Ltd., ADR	3,117,309

Ireland — 4.36%
28,968	CRH Plc	1,018,931
16,546	Paddy Power Betfair Plc	1,808,205

		2,827,136

Japan — 15.09%
133,100	Astellas Pharma, Inc.	2,025,593
60,300	Komatsu Ltd.	1,716,656
60,900	MISUMI Group, Inc.	1,771,874
18,601	Nidec Corp.	2,782,518
4,600	Oriental Land Co. Ltd	482,295
11,400	Shin-Etsu Chemical Co. Ltd.	1,013,100

		9,792,036

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

June 30, 2018 (Unaudited)

Shares		Value

Korea — 0.84%
1,831	LG Chem Ltd.	$548,034

Netherlands — 3.35%
3,820	ASML Holding NV	755,921
98,786	ING Groep NV	1,418,028

		2,173,949

South Africa — 3.69%
9,506	Naspers Ltd., N Shares	2,396,879

Switzerland — 9.29%
3,241	Partners Group Holding AG	2,369,320
16,486	Roche Holding AG	3,657,554

		6,026,874

Taiwan — 4.20%
74,518	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,724,378

Thailand — 1.93%
207,600	Kasikornbank Pcl	1,251,216

United Kingdom — 18.71%
30,447	Croda International Plc	1,923,552
53,611	InterContinental Hotels Group Plc	3,332,736
679,615	Lloyds Banking Group Plc	563,888
13,119	Rio Tinto Plc	723,099
152,430	St. James’s Place Plc	2,299,879
59,109	Unilever NV	3,293,379

		12,136,533

Total Common Stocks		63,341,817

(Cost $59,123,371)

Investment Company — 1.40%
911,301	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Shares	911,301

Total Investment Company		911,301

(Cost $911,301)

Total Investments		$64,253,118
(Cost $60,034,672) — 99.04%

Other assets in excess of liabilities — 0.96%		619,629

NET ASSETS — 100.00%		$64,872,747

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

June 30, 2018 (Unaudited)

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Abbreviations used are defined below:

ADR - American Depositary Receipt

Portfolio Diversification (Unaudited)

Percentage
Industries	of Net Assets
Financials	21.31%
Industrials	17.74%
Consumer Discretionary	12.36%
Consumer Staples	10.58%
Materials	10.53%
Health Care	10.46%
Information Technology	6.84%
Energy	5.70%
Utilities	2.12%
Other*	2.36%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund

June 30, 2018 (Unaudited)

Principal Amount		Value

Corporate Bonds — 67.61%
Basic Materials — 0.97%
$100,000	LyondellBasell Industries NV, 5.00%, 4/15/19	$100,989
150,000	Sherwin-Williams Co. (The), 2.25%, 5/15/20	147,508

		248,497

Communications — 3.32%
305,000	AT&T, Inc., 5.20%, 3/15/20	314,140
250,000	Discovery Communications LLC, 2.95%, 3/20/23	239,082
100,000	Discovery Communications LLC, 4.38%, 6/15/21	102,217
200,000	Verizon Communications, Inc., 3.00%, 11/1/21	196,738

		852,177

Consumer, Cyclical — 8.65%
275,000	Delta Air Lines, Inc., 2.88%, 3/13/20	273,189
250,000	Ford Motor Credit Co. LLC, 3.20%, 1/15/21	247,184
200,000	Ford Motor Credit Co. LLC, 5.75%, 2/1/21	209,857
200,000	General Motors Financial Co., Inc., 3.20%, 7/6/21	197,398
200,000	General Motors Financial Co., Inc., 3.45%, 1/14/22	197,128
100,000	General Motors Financial Co., Inc., 3.55%, 4/9/21	99,676
250,000	Hyundai Capital America, MTN, 2.50%, 3/18/19(a)	248,847
250,000	Newell Brands, Inc., 3.15%, 4/1/21	247,680
250,000	Nissan Motor Acceptance Corp., (LIBOR USD 3-Month + 0.690%), MTN, 3.03%, 9/28/22(a),(b)	250,309
250,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	248,410

		2,219,678

Consumer, Non-cyclical — 13.35%
50,000	Allergan Funding SCS, 3.00%, 3/12/20	49,763
100,000	Allergan Funding SCS, 3.45%, 3/15/22	98,399
150,000	Amgen, Inc., 2.65%, 5/11/22	145,264
250,000	Baxalta, Inc., 2.88%, 6/23/20	247,155
200,000	Bayer US Finance II LLC, 3.50%, 6/25/21(a)	200,398
100,000	Becton Dickinson and Co., 2.40%, 6/5/20	98,205
200,000	Becton Dickinson and Co., 2.89%, 6/6/22	193,447
125,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 1.030%), 3.34%, 6/6/22(b)	125,410
100,000	Cardinal Health, Inc., 2.40%, 11/15/19	98,964
150,000	Cardinal Health, Inc., 2.62%, 6/15/22	143,792
200,000	Celgene Corp., 2.88%, 2/19/21	197,320
350,000	CVS Health Corp., 2.13%, 6/1/21	336,452
150,000	CVS Health Corp., 3.35%, 3/9/21	149,835
125,000	General Mills, Inc., 3.20%, 4/16/21	124,352
100,000	Kraft Heinz Foods Co., 2.80%, 7/2/20	99,284
150,000	Kraft Heinz Foods Co., 5.38%, 2/10/20	155,126
250,000	Molson Coors Brewing Co., 2.10%, 7/15/21	239,732
100,000	Mylan NV, 3.15%, 6/15/21	98,902
250,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	239,341

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value

$250,000	Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	$248,541
135,000	Tyson Foods, Inc., (LIBOR USD 3-Month + 0.550%), 2.87%, 6/2/20(b)	135,209

		3,424,891

Energy — 7.02%
200,000	Anadarko Petroleum Corp., 8.70%, 3/15/19	207,776
200,000	Enbridge Energy Partners LP, 4.20%, 9/15/21	202,376
100,000	Enterprise Products Operating LLC, 2.80%, 2/15/21	98,721
100,000	Enterprise Products Operating LLC, 2.85%, 4/15/21	98,756
50,000	EOG Resources, Inc., 4.40%, 6/1/20	51,079
200,000	Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	210,594
110,000	Magellan Midstream Partners LP, 4.25%, 2/1/21	112,194
200,000	Noble Energy, Inc., 4.15%, 12/15/21	203,206
200,000	ONEOK, Inc., 4.25%, 2/1/22	203,206
200,000	Spectra Energy Partners LP, 4.60%, 6/15/21	205,430
200,000	Williams Partners LP, 5.25%, 3/15/20	206,177

		1,799,515

Financial — 24.27%
275,000	Ally Financial, Inc., 3.50%, 1/27/19	274,656
300,000	American Tower Corp., REIT, 3.30%, 2/15/21	299,675
250,000	Australia & New Zealand Banking Group Ltd., (LIBOR USD 3-Month + 0.710%), 3.04%, 5/19/22(a),(b)	251,038
150,000	Bank of America Corp., MTN, 2.15%, 11/9/20	146,545
300,000	Bank of America Corp., (LIBOR USD 3-Month + 0.630%), MTN, 2.33%, 10/1/21(c)	293,282
250,000	Bank of Nova Scotia (The), (LIBOR USD 3-Month + 0.620%), 2.95%, 9/19/22(b)	250,615
250,000	Barclays Plc, 2.75%, 11/8/19	248,012
200,000	BNP Paribas SA, MTN, 2.95%, 5/23/22(a)	193,065
150,000	Citigroup, Inc., 2.65%, 10/26/20	147,966
200,000	Citigroup, Inc., 2.70%, 3/30/21	196,155
150,000	Citigroup, Inc., (LIBOR USD 3-Month + 1.190%), 3.55%, 8/2/21(b)	152,618
300,000	Cooperatieve Rabobank UA, (LIBOR USD 3-Month + 0.480%), 2.82%, 1/10/23(b)	299,806
250,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	247,582
100,000	Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20	98,907
200,000	Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20	198,552
350,000	Goldman Sachs Group, Inc. (The), 2.88%, 2/25/21	345,447
200,000	HSBC Holdings Plc, 2.65%, 1/5/22	193,646
250,000	HSBC Holdings Plc, (LIBOR USD 3-Month + 1.660%), 3.99%, 5/25/21(b)	257,858
200,000	ING Groep NV, 3.15%, 3/29/22	196,247
400,000	JPMorgan Chase & Co., MTN, 2.30%, 8/15/21	386,445
250,000	Morgan Stanley, MTN, 2.75%, 5/19/22	242,188
200,000	Morgan Stanley, (LIBOR USD 3-Month + 0.930%), MTN, 3.29%, 7/22/22(b)	201,611

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value

$250,000	National Australia Bank Ltd., (LIBOR USD 3-Month + 0.890%), 3.23%, 1/10/22(a),(b)	$252,718
100,000	Regions Financial Corp., 2.75%, 8/14/22	96,434
250,000	Santander UK Group Holdings Plc, 2.88%, 10/16/20	246,392
250,000	Svenska Handelsbanken AB, (LIBOR USD 3-Month + 1.150%), MTN, 3.49%, 3/30/21(b)	254,620
250,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.710%), 3.05%, 6/28/22(b)	251,730

		6,223,810

Industrial — 1.75%
100,000	Caterpillar Financial Services Corp., (LIBOR USD 3-Month + 0.590%), MTN, 2.90%, 6/6/22(b)	100,432
200,000	General Electric Co., (LIBOR USD 3-Month + 1.000%), 3.34%, 3/15/23(b)	202,320
100,000	Rockwell Collins, Inc., 2.80%, 3/15/22	97,444
50,000	Roper Technologies, Inc., 2.80%, 12/15/21	48,831

		449,027

Technology — 3.79%
250,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.38%, 1/15/20	246,743
125,000	Dell International LLC / EMC Corp., 3.48%, 6/1/19(a)	125,315
100,000	Dell International LLC / EMC Corp., 4.42%, 6/15/21(a)	101,462
200,000	DXC Technology Co., 2.88%, 3/27/20	198,567
200,000	Hewlett Packard Enterprise Co., 3.60%, 10/15/20	200,950
100,000	LAM Research Corp., 2.80%, 6/15/21	98,294

		971,331

Utilities — 4.49%
350,000	Exelon Corp., 2.45%, 4/15/21	340,146
150,000	Mississippi Power Co., (LIBOR USD 3-Month + 0.650%), 2.99%, 3/27/20(b)	150,000
255,000	Puget Energy, Inc., 6.50%, 12/15/20	273,080
250,000	Sempra Energy, 2.90%, 2/1/23	242,697
150,000	Southern Co. (The), 2.35%, 7/1/21	145,300

		1,151,223

Total Corporate Bonds		17,340,149

(Cost $17,601,693)

Asset Backed Securities — 24.94%
205,000	Ally Auto Receivables Trust, Series 2016-3, Class C, 2.32%, 10/15/21	203,323
135,498	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.47%, 11/9/20	135,404
175,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40%, 1/8/21	174,560
150,000	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class D, 3.59%, 2/8/22	150,813

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value

$275,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class B, 2.21%, 5/10/21	$273,769
225,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.30%, 2/18/22	222,480
170,000	CarMax Auto Owner Trust, Series 2014-4, Class B, 2.20%, 9/15/20	169,634
250,000	CarMax Auto Owner Trust, Series 2015-4, Class B, 2.16%, 8/16/21	246,933
300,000	CarMax Auto Owner Trust, Series 2015-4, Class D, 3.00%, 5/16/22	298,581
250,000	CarMax Auto Owner Trust, Series 2016-2, Class C, 2.56%, 2/15/22	246,067
147,000	CarMax Auto Owner Trust, Series 2017-1, Class B, 2.54%, 9/15/22	144,513
190,000	CNH Equipment Trust, Series 2015-C, Class B, 2.40%, 2/15/23	188,763
165,000	CNH Equipment Trust, Series 2016-B, Class B, 2.20%, 10/15/23	162,514
1,899	Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB2, Class M1, (LIBOR USD 1-Month + 0.660%), 2.75%, 4/25/36(b)	1,901
250,000	Drive Auto Receivables Trust, Series 2016-CA, Class D, 4.18%, 3/15/24(a)	253,112
225,000	Drive Auto Receivables Trust, Series 2017-3, Class B, 2.30%, 5/17/21	224,411
250,000	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98%, 1/18/22(a)	250,021
250,000	Drive Auto Receivables Trust, Series 2017-AA, Class D, 4.16%, 5/15/24(a)	253,077
285,000	Drive Auto Receivables Trust, Series 2017-BA, Class D, 3.72%, 10/17/22(a)	286,732
285,000	Ford Credit Auto Owner Trust, Series 2014-1, Class B, 2.41%, 11/15/25(a)	283,838
90,000	Ford Credit Auto Owner Trust, Series 2016-A, Class B, 1.94%, 7/15/21	88,953
125,000	GM Financial Automobile Leasing Trust, Series 2016-3, Class B, 1.97%, 5/20/20	124,002
18,609	RASC Series Trust, Series 2005-KS9, Class M2, (LIBOR USD 1-Month + 0.430%), 2.52%, 10/25/35(b)	18,620
290	Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33%, 11/15/19	290
200,000	Santander Drive Auto Receivables Trust, Series 2015-1, Class D, 3.24%, 4/15/21	200,297
227,599	Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97%, 3/15/21	227,793
81,927	Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74%, 12/15/21	81,943
250,000	Santander Drive Auto Receivables Trust, Series 2015-5, Class D, 3.65%, 12/15/21	251,546
46,852	Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47%, 12/15/20	46,845
235,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class D, 3.39%, 4/15/22	235,610

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value

$150,000	Santander Drive Auto Receivables Trust, Series 2016-3, Class B, 1.89%, 6/15/21	$149,368
265,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class D, 3.17%, 4/17/23	263,285
200,000	Tesla Auto Lease Trust, Series 2018-A, Class C, 2.97%, 4/20/20(a)	199,223
350,000	World Omni Auto Receivables Trust, Series 2016-B, Class B, 1.73%, 7/15/23	339,079

Total Asset Backed Securities		6,397,300

(Cost $6,448,383)

U.S. Government Agency Backed Mortgages — 4.01%
Fannie Mae — 0.11%
4,893	Series 2001-70, Class OF, (LIBOR USD 1-Month + 0.950%), 3.04%, 10/25/31(b)	4,994
5,232	Series 2005-68, Class BC, 5.25%, 6/1/35	5,317
3,632	Series 2009-87, Class FX, (LIBOR USD 1-Month + 0.750%), 2.84%, 11/25/39(b)	3,696
15,251	Series 2012-3, Class EA, 3.50%, 10/1/29	15,334

		29,341

Freddie Mac — 3.90%
200,000	Series 2010-K7, Class B, 5.69%, 4/1/20(a),(d)	206,870
255,000	Series 2011-K13, Class B, 4.77%, 1/1/48(a),(d)	263,270
200,000	Series 2012-K706, Class B, 4.17%, 11/1/44(a),(d)	200,167
280,000	Series 2012-K709, Class B, 3.87%, 4/1/45(a),(d)	281,567
3,652	Series 2448, Class FT, (LIBOR USD 1-Month + 1.000%), 3.07%, 3/15/32(b)	3,733
3,731	Series 2488, Class FQ, (LIBOR USD 1-Month + 1.000%), 3.07%, 3/15/32(b)	3,818
22,035	Series 2627, Class MW, 5.00%, 6/1/23	22,827
2,652	Series 3770, Class FP, (LIBOR USD 1-Month + 0.500%), 2.57%, 11/15/40(b)	2,664
14,531	Series 4027, Class GD, 2.00%, 10/1/25	14,372

		999,288

Total U.S. Government Agency Backed Mortgages		1,028,629

(Cost $1,041,840)

Municipal Bonds — 0.99%
Connecticut — 0.52%
135,000	City of Bridgeport CT GO, Series D, 2.84%, 7/1/19	134,562

Minnesota — 0.47%
120,000	Duluth Independent School District No 709 GO, Series A, 3.00%, 2/1/20	119,320

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value

Total Municipal Bonds		253,882

(Cost $255,922)

Collateralized Mortgage Obligations — 0.15%
$39,649	JP Morgan Resecuritization Trust Series, Series 2014-1, Class 9A3, (LIBOR USD 1-Month + 0.290%), 2.25%, 12/26/35(a),(b)	$39,163

Total Collateralized Mortgage Obligations		39,163

(Cost $38,941)
Shares
Investment Company — 1.58%
406,600	U.S. Government Money Market Fund, RBC Institutional Class 1(e)	406,600

Total Investment Company		406,600

(Cost $406,600)

Total Investments		$25,465,723
(Cost $25,793,379) — 99.28%

Other assets in excess of liabilities — 0.72%		184,194

NET ASSETS — 100.00%		$25,649,917

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Floating rate note. Rate shown is as of report date.
(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2018.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Affiliated investment.

Financial futures contracts as of June 30, 2018:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Two Year U.S Treasury Note	14	September 2018	$(10,540)	USD $	2,976,134	Barclays Plc

Total			$(10,540)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2018 (Unaudited)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value	Clearinghouse
Five Year U.S Treasury Note	13	September 2018	$ 9,509	USD $1,486,532	Barclays Plc
Total			$ 9,509

Abbreviations used are defined below:

GO - General Obligations

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

USD - United States Dollar

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund

June 30, 2018 (Unaudited)

Principal Amount		Value

Corporate Bonds — 66.47%
Basic Materials — 1.54%
$123,000	LyondellBasell Industries NV, 5.00%, 4/15/19	$124,216
230,000	Sherwin-Williams Co. (The), 2.25%, 5/15/20	226,179

		350,395

Communications — 1.99%
100,000	AT&T, Inc., (LIBOR USD 3-Month + 0.950%), 3.30%, 7/15/21(a)	100,952
100,000	AT&T, Inc., 5.20%, 3/15/20	102,997
250,000	Discovery Communications LLC, 2.20%, 9/20/19	247,262

		451,211

Consumer, Cyclical — 8.35%
50,000	American Honda Finance Corp., (LIBOR USD 3-Month + 0.610%), MTN, 2.94%, 9/9/21(a)	50,470
225,000	Delta Air Lines, Inc., 2.88%, 3/13/20	223,518
300,000	Ford Motor Credit Co. LLC, 2.34%, 11/2/20	292,140
150,000	General Motors Financial Co., Inc., 2.40%, 5/9/19	149,301
250,000	General Motors Financial Co., Inc., 3.55%, 4/9/21	249,190
250,000	Hyundai Capital America, MTN, 2.50%, 3/18/19(b)	248,847
170,000	Newell Brands, Inc., 2.60%, 3/29/19	169,402
250,000	Nissan Motor Acceptance Corp., (LIBOR USD 3-Month + 0.690%), MTN, 3.03%, 9/28/22(a),(b)	250,309
65,000	Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	63,885
200,000	Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	199,162

		1,896,224

Consumer, Non-cyclical — 10.98%
27,000	Abbott Laboratories, 2.35%, 11/22/19	26,842
200,000	Allergan Funding SCS, 3.00%, 3/12/20	199,052
100,000	Anthem, Inc., 2.50%, 11/21/20	98,303
200,000	Bayer US Finance II LLC, 3.50%, 6/25/21(b)	200,398
200,000	Becton Dickinson and Co., 2.68%, 12/15/19	198,500
100,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 0.875%), 3.21%, 12/29/20(a)	100,163
125,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 1.030%), 3.34%, 6/6/22(a)	125,410
175,000	Cardinal Health, Inc., 1.95%, 6/14/19	173,545
150,000	Celgene Corp., 2.88%, 2/19/21	147,990
150,000	Church & Dwight Co., Inc., (LIBOR USD 3-Month + 0.150%), 2.51%, 1/25/19(a)	149,966
250,000	CVS Health Corp., 2.80%, 7/20/20	247,639
250,000	CVS Health Corp., 3.35%, 3/9/21	249,725
150,000	Kraft Heinz Foods Co., 5.38%, 2/10/20	155,127

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value

$225,000	Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	$221,465
200,000	Tyson Foods, Inc., (LIBOR USD 3-Month + 0.550%), 2.87%, 6/2/20(a)	200,309

		2,494,434

Energy — 6.15%
25,000	Anadarko Petroleum Corp., 6.95%, 6/15/19	25,869
150,000	ConocoPhillips Co., (LIBOR USD 3-Month + 0.900%), 3.24%, 5/15/22(a)	152,710
175,000	Enterprise Products Operating LLC, 2.80%, 2/15/21	172,762
150,000	Enterprise Products Operating LLC, 6.50%, 1/31/19	153,126
223,000	EOG Resources, Inc., 4.40%, 6/1/20	227,815
200,000	Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	210,594
200,000	Marathon Oil Corp., 2.70%, 6/1/20	196,974
250,000	Williams Partners LP, 5.25%, 3/15/20	257,721

		1,397,571

Financial — 26.95%
100,000	Ally Financial, Inc., 3.50%, 1/27/19	99,875
200,000	Ally Financial, Inc., 4.75%, 9/10/18	200,375
227,000	American Tower Corp., REIT, 3.40%, 2/15/19	227,611
250,000	Australia & New Zealand Banking Group Ltd., (LIBOR USD 3-Month + 0.710%), 3.04%, 5/19/22(a),(b)	251,038
200,000	Bank of America Corp., (LIBOR USD 3-Month + 0.660%), GMTN, 3.02%, 7/21/21(a)	200,778
50,000	Bank of Montreal, MTN, 2.10%, 6/15/20	49,059
100,000	Bank of Montreal, (LIBOR USD 3-Month + 0.790%), MTN, 3.11%, 8/27/21(a)	101,052
150,000	Bank of Nova Scotia (The), 2.50%, 1/8/21	147,503
250,000	Bank of Nova Scotia (The), (LIBOR USD 3-Month + 0.620%), 2.95%, 9/19/22(a)	250,615
200,000	Barclays Plc, 2.75%, 11/8/19	198,410
250,000	Citibank NA, (LIBOR USD 3-Month + 0.500%), 2.83%, 6/12/20(a)	250,730
100,000	Citigroup, Inc., (LIBOR USD 3-Month + 1.070%), 3.39%, 12/8/21(a)	101,490
200,000	Commonwealth Bank of Australia, (LIBOR USD 3-Month + 0.700%), 3.04%, 3/16/23(a),(b)	200,129
250,000	Cooperatieve Rabobank UA, (LIBOR USD 3-Month + 0.480%), 2.82%, 1/10/23(a)	249,838
250,000	Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20	248,190
200,000	Goldman Sachs Group, Inc. (The), 2.55%, 10/23/19	198,775
150,000	Goldman Sachs Group, Inc. (The), (LIBOR USD 3-Month + 0.750%), 3.08%, 2/23/23(a)	149,437
200,000	HSBC Holdings Plc, (LIBOR USD 3-Month + 1.660%), 3.99%, 5/25/21(a)	206,286
250,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.550%), 2.88%, 3/9/21	250,780
73,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.680%), 2.98%, 6/1/21(a)	73,347

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value

$200,000	JPMorgan Chase & Co., 4.95%, 3/25/20	$205,967
50,000	Metropolitan Life Global Funding I, 2.05%, 6/12/20(b)	48,990
25,000	Morgan Stanley, GMTN, 2.45%, 2/1/19	24,958
75,000	Morgan Stanley, (LIBOR USD 3-Month + 0.550%), GMTN, 2.90%, 2/10/21(a)	75,147
200,000	Morgan Stanley, (LIBOR USD 3-Month + 0.930%), MTN, 3.29%, 7/22/22(a)	201,611
150,000	Morgan Stanley, GMTN, 5.50%, 7/24/20	156,696
250,000	National Australia Bank Ltd., (LIBOR USD 3-Month + 0.890%), 3.23%, 1/10/22(a),(b)	252,718
200,000	Santander UK Group Holdings Plc, 2.88%, 10/16/20	197,113
200,000	Swedbank AB, (LIBOR USD 3-Month + 0.700%), 3.04%, 3/14/22(a),(b)	201,483
100,000	Toronto-Dominion Bank (The), (LIBOR USD 3-Month + 1.000%), MTN, 3.33%, 4/7/21(a)	101,569
250,000	Wells Fargo & Co., (LIBOR USD 3-Month + 0.930%), 3.29%, 2/11/22(a)	252,559
250,000	Wells Fargo Bank NA, 2.60%, 1/15/21	246,017
250,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.570%), 2.91%, 1/11/23(a)	248,876
250,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.710%), 3.05%, 6/28/22(a)	251,730

		6,120,752

Industrial — 5.51%
250,000	Caterpillar Financial Services Corp., (LIBOR USD 3-Month + 0.590%), MTN, 2.90%, 6/6/22(a)	251,080
150,000	General Electric Co., (LIBOR USD 3-Month + 0.620%), GMTN, 2.96%, 1/9/20(a)	150,529
200,000	General Electric Co., (LIBOR USD 3-Month + 1.000%), 3.34%, 3/15/23(a)	202,320
200,000	Ingersoll-Rand Global Holding Co. Ltd., 2.90%, 2/21/21	198,043
250,000	John Deere Capital Corp., (LIBOR USD 3-Month + 0.480%), MTN, 2.80%, 9/8/22(a)	249,543
205,000	Packaging Corp. of America, 2.45%, 12/15/20	200,576

		1,252,091

Technology — 2.78%
225,000	Dell International LLC / EMC Corp., 3.48%, 6/1/19(b)	225,567
200,000	DXC Technology Co., 2.88%, 3/27/20	198,567
200,000	Hewlett Packard Enterprise Co., 3.60%, 10/15/20	200,950
7,000	Oracle Corp., (LIBOR USD 3-Month + 0.580%), 2.93%, 1/15/19(a)	7,021

		632,105

Utilities — 2.22%
200,000	Exelon Generation Co. LLC, 5.20%, 10/1/19	204,699

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value

$ 150,000	Mississippi Power Co., (LIBOR USD 3-Month + 0.650%), 2.99%, 3/27/20(a)	$150,000
150,000	Sempra Energy, (LIBOR USD 3-Month + 0.500%), 2.85%, 1/15/21(a)	150,075

		504,774

Total Corporate Bonds		15,099,557

(Cost $15,188,834)

Asset Backed Securities — 23.68%
60,000	Ally Auto Receivables Trust, Series 2014-2, Class D, 2.99%, 6/15/21	60,006
175,000	Ally Auto Receivables Trust, Series 2014-3, Class C, 2.14%, 7/15/20	174,772
185,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class E, 3.37%, 11/8/21(b)	185,492
135,498	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.47%, 11/9/20	135,404
210,000	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C, 2.51%, 1/8/21	209,830
230,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40%, 1/8/21	229,422
199,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class D, 3.00%, 6/8/21	198,882
305,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73%, 3/8/21	305,018
175,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.30%, 2/18/22	173,040
145,000	CarMax Auto Owner Trust, Series 2014-4, Class B, 2.20%, 9/15/20	144,688
190,000	CarMax Auto Owner Trust, Series 2016-2, Class C, 2.56%, 2/15/22	187,011
1,882	Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB2, Class M1, (LIBOR USD 1-Month + 0.660%), 2.75%, 4/25/36(a)	1,884
184,642	Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19%, 7/15/22(b)	184,945
250,000	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98%, 1/18/22(b)	250,021
235,000	Drive Auto Receivables Trust, Series 2017-BA, Class D, 3.72%, 10/17/22(b)	236,428
215,000	Ford Credit Auto Owner Trust, Series 2014-1, Class B, 2.41%, 11/15/25(b)	214,123
150,000	GM Financial Automobile Leasing Trust, Series 2015-3, Class B, 2.32%, 11/20/19	149,918
180,000	GM Financial Automobile Leasing Trust, Series 2015-3, Class C, 2.98%, 11/20/19	180,101
150,000	GM Financial Automobile Leasing Trust, Series 2016-3, Class B, 1.97%, 5/20/20	148,803

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value

$ 26,787	RASC Series Trust, Series 2005-KS9, Class M2, (LIBOR USD 1-Month + 0.430%), 2.52%, 10/25/35(a)	$26,804
60,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class D, 2.76%, 2/18/20	60,006
221,000	Santander Drive Auto Receivables Trust, Series 2015-1, Class D, 3.24%, 4/15/21	221,328
100,000	Santander Drive Auto Receivables Trust, Series 2015-2, Class D, 3.02%, 4/15/21	100,139
210,301	Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97%, 3/15/21	210,481
250,000	Santander Drive Auto Receivables Trust, Series 2015-5, Class D, 3.65%, 12/15/21	251,546
67,936	Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47%, 12/15/20	67,926
150,000	Santander Drive Auto Receivables Trust, Series 2016-3, Class B, 1.89%, 6/15/21	149,367
347,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10%, 6/15/21	345,028
235,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class D, 3.17%, 4/17/23	233,479
200,000	Tesla Auto Lease Trust, Series 2018-A, Class C, 2.97%, 4/20/20(b)	199,222
150,000	World Omni Auto Receivables Trust, Series 2016-B, Class B, 1.73%, 7/15/23	145,320

Total Asset Backed Securities		5,380,434

(Cost $5,410,920)
U.S. Government Agency Backed Mortgages — 6.26%
Fannie Mae—0.71%
1,784	Pool #725098, 5.50%, 12/1/18	1,786
1,853	Pool #739413, 5.00%, 10/1/18	1,854
38,574	Pool #888467, 6.00%, 6/1/22	40,074
39,482	Pool #AL0202, 4.00%, 4/1/21	40,506
1,698	Series 2003-120, Class BL, 3.50%, 12/1/18	1,697
15,271	Series 2003-55, Class CD, 5.00%, 6/1/23	15,822
1,048	Series 2004-3, Class BE, 4.00%, 2/1/19	1,048
1,949	Series 2011-23, Class AB, 2.75%, 6/1/20	1,948
57,063	Series 2012-1, Class GB, 2.00%, 2/1/22	56,383

		161,118

Freddie Mac—5.55%
200,000	Series 2010-K7, Class B, 5.69%, 4/1/20(b),(c)	206,870
250,000	Series 2011-K10, Class B, 4.78%, 11/1/49(b),(c)	256,223
195,000	Series 2011-K11, Class B, 4.57%, 12/1/48(b),(c)	199,534
300,000	Series 2012-K706, Class B, 4.17%, 11/1/44(b),(c)	300,251
220,000	Series 2012-K709, Class B, 3.87%, 4/1/45(b),(c)	221,231
1,018	Series 2675, Class CK, 4.00%, 9/1/18	1,019
2,263	Series 2761, Class CB, 4.00%, 3/1/19	2,269
19,697	Series 3710, Class AB, 2.00%, 8/1/20	19,610

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2018 (Unaudited)

Principal Amount		Value

$ 36,246	Series 3726, Class BA, 2.00%, 8/1/20	$35,971
17,227	Series 3852, Class EA, 4.50%, 12/1/21	17,439

		1,260,417

Total U.S. Government Agency Backed Mortgages		1,421,535

(Cost $1,432,941)
Municipal Bonds — 1.05%
Connecticut — 0.53%
120,000	City of Bridgeport CT GO, Series D, 2.84%, 7/1/19	119,611

Minnesota — 0.52%
120,000	Duluth Independent School District No 709 GO, Series B, 3.00%, 2/1/20	119,320

Total Municipal Bonds		238,931

(Cost $240,922)

Collateralized Mortgage Obligations — 0.17%
39,649	JP Morgan Resecuritization Trust Series, Series 2014-1, Class 9A3, (LIBOR USD 1-Month + 0.290%), 2.25%, 12/26/35(a),(b)	39,163

Total Collateralized Mortgage Obligations		39,163

(Cost $38,941)

Shares
Investment Company — 3.63%
823,954	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	823,954

Total Investment Company		823,954

(Cost $823,954)

Total Investments		$23,003,574
(Cost $23,136,512) — 101.26%
Liabilities in excess of other assets — (1.26)%		(286,440)

NET ASSETS — 100.00%		$22,717,134

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2018 (Unaudited)

(a)	Floating rate note. Rate shown is as of report date.
(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Affiliated investment.

Financial futures contracts as of June 30, 2018:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
Two Year U.S Treasury Note	14	September 2018	$10,241	USD	$2,975,835	Barclays Plc

Total			$10,241

Abbreviations used are defined below:

GMTN - Global Medium Term Note

GO - General Obligations

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

USD - United States Dollar

See Notes to Schedules of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2018 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. This report includes the following seven investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

- RBC Emerging Markets Small Cap Equity Fund (“Emerging Markets Small Cap Equity Fund”)

- RBC Emerging Markets Value Equity Fund (“Emerging Markets Value Equity Fund”)

- RBC Global Opportunities Fund (“Global Opportunities Fund”)

- RBC International Opportunities Fund (“International Opportunities Fund”)

- RBC Short Duration Fixed Income Fund (“Short Duration Fixed Income Fund”)

- RBC Ultra-Short Fixed Income Fund (“Ultra-Short Fixed Income Fund”)

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”), acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM (UK)” or “Sub-Advisor”) serves as the investment sub-advisor for the Emerging Markets Equity Fund, Emerging Markets Small Cap Equity Fund, Emerging Markets Value Equity Fund, Global Opportunities Fund and International Opportunities Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Many securities markets and exchanges outside of North American and South American time zones close prior to the close of the NYSE; therefore, the closing prices for equity securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. The Funds have procedures in place to fair value foreign equity securities traded in countries outside North American and South American time zones daily in order to take into account, among other things, any significant events occurring after the close of trading in a foreign market. The Funds receive adjusted fair value prices from a designated independent pricing vendor. In general, the vendor utilizes a multi-factor model to consider such information as the issue’s closing price, relevant general and sector indices and currency fluctuations to generate an evaluated adjustment factor for each security and provide an evaluated fair value price. The Funds generally categorize such evaluated fair value prices as Level 2 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

●     Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

●     Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

●     Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of June 30, 2018 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities(a)
Emerging Markets Equity Fund	$140,418,658		$511,604,944	$ —	$652,023,602
Emerging Markets Small Cap Equity Fund	1,135,430		4,869,645	109	6,005,184
Emerging Markets Value Equity Fund	1,092,317		3,393,280	—	4,485,597
Global Opportunities Fund	7,864,722		4,023,559	—	11,888,281
International Opportunities Fund	9,699,261		54,553,857	—	64,253,118
Short Duration Fixed Income Fund	406,600	(b)	25,059,123	—	25,465,723
Ultra-Short Fixed Income Fund	823,954	(b)	22,179,620	—	23,003,574

Other Financial Instruments*
Short Duration Fixed Income Fund	9,509		—	—	9,509
Ultra-Short Fixed Income Fund	10,241		—	—	10,241

Liabilities:
Other Financial Instruments*
Short Duration Fixed Income Fund	(10,540)		—	—	(10,540)

(a)	The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Portfolio Investments.

(b)	Level 1 investments consist of Investment Companies.

(c)	The breakdown of the Fund’s investments by major categories or country is disclosed in the Schedules of Portfolio Investments.

*Other financial instruments are futures contracts which are reflected in the Schedules, and are shown at the unrealized appreciation/(depreciation) on the contracts.

During the period ended June 30, 2018, for Emerging Markets Small Cap Equity Fund, transfers to Level 2 from Level 1 in the amount of $69,739 were due to the absence of an active trading market for the securities on June 30, 2018; securities were transferred from Level 2 to Level 1 in the amount of $58,275,016, $1,885,062, $152,807 and $2,937,389 for the Emerging Markets Equity Fund, Emerging Markets Small Cap Equity Fund, Global Opportunities Fund and International Opportunities Fund since the trading market became active for the securities. There were no transfers for the Emerging Markets Value Equity Fund. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Emerging Markets Small Cap Equity Fund
Preferred Stocks– (Philippines)
Balance as of 3/31/18(value)	$ 111
Change in unrealized appreciation (depreciation)*	(2)

Balance as of 6/30/18(value)	$ 109

*	Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at June 30, 2018

The Funds’ assets assigned to the Level 3 category were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The significant unobservable inputs used in fair value measurement of the Level 3 security shown above include the subscription price paid by the Fund when the preferred shares were received and security-specific characteristics, including whether it may be converted into common shares. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement.

Investment Transactions:

Investment transactions are recorded on trade date.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions.

Financial Instruments:

When-Issued Transactions:

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of June 30, 2018, the Funds held no when-issued securities.

Derivatives:

Certain Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Funds to manage its risk exposure more quickly and efficiently than other types of instruments. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts:

The Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund entered into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules. Underlying collateral pledged for open futures contracts is cash at the brokers in the amount of $23,804 and $29,789 for Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund, respectively, at June 30, 2018.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of June 30, 2018, the Funds do not have any outstanding TBA commitments.

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

1. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (for the tax years ended March 31 of the years 2015,2016, 2017 and 2018 for Emerging Markets Equity Fund, Emerging Markets Small Cap Equity Fund, Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund, Global Opportunities Fund and

International Opportunities Fund and for the period ending March 31, 2018 for the Emerging Markets Value Equity Fund), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of March 31, 2018, Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund had a short-term capital loss carryforward of $48,290 and $76,692, respectively, and a long-term capital loss carryforward of $38,071 and $55,139 respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Emerging Markets Equity Fund and Global Opportunities Fund deferred long-term qualified late-year capital losses of $336,667 and $(18,904), respectively and short-term qualified late-year capital losses of $165,034 and $79,875, respectively, which will be treated as arising on the first business day of the year ended March 31, 2018.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             RBC Funds Trust

By (Signature and Title)*      /s/ Kathleen A. Gorman

                                                Kathleen A. Gorman, President and Chief Executive Officer

                                                (principal executive officer)

Date                August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Kathleen A. Gorman

                                                Kathleen A. Gorman, President and Chief Executive Officer

                                                (principal executive officer)

Date                August 27, 2018

By (Signature and Title)*      /s/ Kathleen A. Hegna

                                                Kathleen A. Hegna, Treasurer and Chief Financial Officer

                                                (principal financial officer)

Date                August 27, 2018

* Print the name and title of each signing officer under his or her signature.